Provisions - Summary of Changes in Greenhouse Gas Emissions Rights (Detail) ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩) kT		Dec. 31, 2021 KRW (₩) kT
2nd planned period [Member] | Period 2020 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		0		17,905
Purchase (Sell)				433
Government submission				(17,560)
Borrowing (carryforward)				(539)
Others				(239)
Quantity Ending				0
Balance Beginning | ₩		₩ 0		₩ 357,355
Purchase (Sell) | ₩				95,375
Government submission | ₩				(280,924)
Borrowing (carryforward) | ₩				(113,014)
Others | ₩				(58,792)
Balance Ending | ₩				₩ 0
3rd planned period [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		60,003		58,137
Adjusted Quantity Beginning	[1]	49,908
Purchase (Sell)		2,601		1,227
Government submission		(18,440)		0
Borrowing (carryforward)		334		639
Others		0		0
Quantity Ending		34,403		60,003
Balance Beginning | ₩		₩ 602,795	[1]	₩ 38,338
Purchase (Sell) | ₩		553,757		429,747
Government submission | ₩		(753,707)		0
Borrowing (carryforward) | ₩		60,473		134,710
Others | ₩		(227,352)		0
Balance Ending | ₩		₩ 235,966		₩ 602,795	[1]
3rd planned period [Member] | Period 2021 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		17,829		16,051
Adjusted Quantity Beginning	[1]	16,433
Purchase (Sell)		1,191		1,426
Government submission		(17,602)		0
Borrowing (carryforward)		(22)		352
Others		0		0
Quantity Ending		0		17,829
Balance Beginning | ₩		₩ 524,658	[1]	₩ 38,338
Purchase (Sell) | ₩		267,433		410,099
Government submission | ₩		(580,807)		0
Borrowing (carryforward) | ₩		(3,298)		76,221
Others | ₩		(207,986)		0
Balance Ending | ₩		₩ 0		₩ 524,658	[1]
3rd planned period [Member] | Period 2022 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		16,028		15,782
Adjusted Quantity Beginning	[1]	14,942
Purchase (Sell)		1,343		(31)
Government submission		(838)		0
Borrowing (carryforward)		286		277
Others		0		0
Quantity Ending		15,733		16,028
Balance Beginning | ₩		₩ 62,735	[1]	₩ 0
Purchase (Sell) | ₩		272,824		7,296
Government submission | ₩		(173,145)		0
Borrowing (carryforward) | ₩		45,847		55,439
Others | ₩		(16,256)		0
Balance Ending | ₩		₩ 192,005		₩ 62,735	[1]
3rd planned period [Member] | Period 2023 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		15,749		15,782
Adjusted Quantity Beginning	[1]	11,166
Purchase (Sell)		32		(43)
Government submission		0		0
Borrowing (carryforward)		48		10
Others		0		0
Quantity Ending		11,246		15,749
Balance Beginning | ₩		₩ 8,529	[1]	₩ 0
Purchase (Sell) | ₩		6,315		5,479
Government submission | ₩		245		0
Borrowing (carryforward) | ₩		12,225		3,050
Others | ₩		(8,529)		0
Balance Ending | ₩		₩ 18,785		₩ 8,529	[1]
3rd planned period [Member] | Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		5,186		5,261
Adjusted Quantity Beginning	[1]	3,671
Purchase (Sell)		35		(75)
Government submission		0		0
Borrowing (carryforward)		22		0
Others		0		0
Quantity Ending		3,728		5,186
Balance Beginning | ₩		₩ 0	[1]	₩ 0
Purchase (Sell) | ₩		7,185		0
Government submission | ₩		0		0
Borrowing (carryforward) | ₩		5,699		0
Others | ₩		0		0
Balance Ending | ₩		₩ 12,884		₩ 0	[1]
3rd planned period [Member] | Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning		5,211		5,261
Adjusted Quantity Beginning	[1]	3,696
Purchase (Sell)		0		(50)
Government submission		0		0
Borrowing (carryforward)		0		0
Others		0		0
Quantity Ending		3,696		5,211
Balance Beginning | ₩		₩ 6,873	[1]	₩ 0
Purchase (Sell) | ₩		0		6,873
Government submission | ₩		0		0
Borrowing (carryforward) | ₩		0		0
Others | ₩		5,419		0
Balance Ending | ₩		₩ 12,292		₩ 6,873	[1]

[1]	Changes such as additional allowances or cancellation of allowances are reflected.